Supplement dated May 1, 2024 to the Wilmington Funds (the “Trust”) Prospectus dated December 29, 2023 (the “Prospectus”)

1.	Effective May 1, 2024, the information in Prospectus with respect to the Wilmington U.S. Government Money Market Fund (the “Government Fund”) will be amended, supplemented or replaced as follows:

The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 1 of the Prospectus relating to the Government Fund:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Preferred Institutional Class	Institutional Class		Select Class	Administrative Class	Service Class
Management Fee(1)	0.15%	0.15%		0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	None	None		None	0.25%	0.25%
Other Expenses	0.06%	0.16%	(1)	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses	0.21%	0.31%		0.46%	0.71%	0.71%
Fee Waivers and/or Expense Reimbursements(2)	(0.05)%	(0.06)%		(0.14)%	(0.11)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.16%	0.25%		0.32%	0.60%	0.66%

(1)	Restated to reflect current fees.
(2)

The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Preferred Institutional, Institutional, Select, Administrative and Service Class Shares will not exceed 0.16%, 0.25%, 0.32%, 0.60% and 0.66%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after May 31, 2025, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Preferred Institutional Class Shares, Institutional Class Shares, Select Class Shares, Administrative Class Shares, and Service Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Preferred Institutional Class	$16	$63	$113	$263
Institutional Class	$26	$94	$168	$387
Select Class	$33	$133	$244	$566
Administrative Class	$61	$216	$384	$872
Service Class	$67	$222	$390	$878

2.	Effective May 1, 2024, the information in the Prospectus with respect to the Wilmington U.S. Treasury Money Market Fund (the “Treasury Fund”) will be amended, supplemented or replaced as follows:

The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 5 of the Prospectus relating to the Treasury Fund:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Preferred Institutional Class	Institutional Class		Select Class	Administrative Class	Service Class
Management Fee(1)	0.15%	0.15%		0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	None	None		None	0.25%	0.25%
Other Expenses	0.08%	0.18%	(1)	0.33%	0.33%	0.33%
Total Annual Fund Operating Expenses	0.23%	0.33%		0.48%	0.73%	0.73%
Fee Waivers and/or Expense Reimbursements(2)	(0.07)%	(0.08)%		(0.16)%	(0.13)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.16%	0.25%		0.32%	0.60%	0.66%

(1)	Restated to reflect current fees.
(2)

The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Preferred Institutional, Institutional, Select, Administrative and Service Class Shares will not exceed 0.16%, 0.25%, 0.32%, 0.60% and 0.66%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after May 31, 2025, or with the agreement of the Fund’s Board of Trustees.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Preferred Institutional Class Shares, Institutional Class Shares, Select Class Shares, Administrative Class Shares, and Service Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Preferred Institutional Class	$16	$67	$122	$286
Institutional Class	$26	$98	$177	$410
Select Class	$33	$138	$253	$588
Administrative Class	$61	$220	$393	$894
Service Class	$67	$226	$399	$900

Please keep this Supplement for future reference.

Supplement dated May 1, 2024 to the Wilmington Funds (the “Trust”) Statement of Additional Information dated August 31, 2023 and the Trust Statement of Additional Information dated December 29, 2023 (each, an “SAI” and together, the “SAIs”)

1. All Funds

Effective April 1, 2024 the following amends and supplements certain information on pages 64-69 of the SAI dated August 31, 2023 and pages 24-30 of the SAI dated December 29, 2023 under the section entitled “Who Manages and Provides Services to the Funds?” and the sub-sections entitled “Independent Trustees Background and Compensation”, “Summary of the Experience and Qualifications of Trustees”, “Interested Trustees”, “Independent Trustees”, “Officers Background and Compensation”, “Committees of the Board”, Board Ownership of Shares in the Funds and in the Trust” and “Board Leadership Structure”:

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the Senior Officers of the Funds. Where required, the tables separately list Trustees who are “interested persons” of the Funds (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Each Board member oversees all portfolios of the Trust and serves for an indefinite term. Information about each Trustee is provided below. Unless otherwise noted, the business address of each Trustee and Senior Officer of the Funds is 1100 North Market Street, 9th Floor, Wilmington, Delaware, 19890. The Trust is comprised of 10 funds. The Total Compensation from the Trust shown is as of the most recently completed fiscal year dated April 30, 2024.

INTERESTED TRUSTEE BACKGROUND AND COMPENSATION

Name Birth Year Position With Trust Year Service Began	Principal Occupations and Other Directorships Held for Past Five Years
Eric W. Taylor* Birth date: 12/81 Trustee Began serving: October 2022 President Began serving: August 2022

Principal Occupation: Executive Vice President, Head of Investment Implementation and Investment Advisor Services, Manufactures and Traders Trust Co. (August 2018 to present).

Previous Positions: Director of Investment Planning and Portfolio Implementation (2017 to 2018); Regional Investment Advisory Lead and Regional Investment Implementation Officer (2013 to 2017); Senior Investment Advisory (2009 to 2013), Manufactures and Traders Trust Co.

Other Directorships Held: None

*	Eric W. Taylor is “interested” due to his current affiliation with Wilmington Trust, N.A. a subsidiary of M&T Bank Corporation and parent company of WFMC and WTIA, investment Advisors to the Funds.

INDEPENDENT TRUSTEE BACKGROUND AND COMPENSATION

Name Birth Date Position With Trust Date Service Began	Principal Occupations for Past Five Years and Other Directorships Held	Total Compensation From Trust**
Donald E. Foley Birth Date: 8/51 Chairman Began serving: January 2023 Trustee Began serving: December 2015

Principal Occupations: Director, BioSig Technologies (2015 to present); Trustee, AXA Premier VIP Trust (2017 to present); Trustee, EQ Advisors Trust (III Funds) (2014 to present); Trustee, 1290 Funds (15 portfolios) (2017 to present); Chairman and Director, Burke Rehabilitation Hospital Foundation (private hospital, research institute) (2005 to present); Trustee and Chairman of the President’s Council, Union College (private college) (2011 to present); Chairman and Trustee, New Beginning Family Academy (elementary charter school) (2016 to present).

Previous Positions: Advisory Member, Trust and Investment Committee, M&T Bank, Wilmington Trust, National Association, and Wilmington Trust Company (2012 to 2016); Chairman and Chief Executive Officer of Wilmington Trust Corporation (2010 to 2011).

Other Directorships Held: Director, M&T Bank Corporation (commercial bank) (2011 to 2012); Chairman and Director, Wilmington Trust Corporation (commercial and trust bank) (2007 to 2011).

		$177,750

Gregory P. Chandler Birth date: 12/66	Principal Occupations: Chief Financial Officer, Herspiegel Consulting LLC (pharmaceutical consulting) (2020 to present); President, GCVC Consulting (financial and corporate governance advisory) (2008 to present).	$163,750

Trustee Began serving: July 2017	Previous Positions: Chief Financial Officer, Avocado Systems, Inc. (cybersecurity software) (March 2020 to November 2020); Chief Financial Officer, Emtec, Inc. (information technology services) (2009 to 2020); Managing Director, Janney Montgomery Scott LLC (investment banking) (1999 to 2009); Consulting Manager, PwC (1997 to 1999); Manager, Business Assurance, Coopers & Lybrand (audit services) (1995-1997).

	Other Directorships Held: Trustee, RBB Fund Series Trust (34 portfolios) (registered investment companies) (2012 to present); Trustee, FS Energy Partners (business development company) (2009 to present); Director, Emtec, Inc. (2005 to 2019); Director, FS Investment Corporation (business development company) (2007 to 2019).

Valerie J. Sill Birth date: 5/62	Principal Occupations: President, Chief Executive Officer and Chief Investment Officer, DuPont Capital Management (asset management) (2004 to present).	$160,250

Trustee Began serving: April 2020	Previous Positions: Executive Vice President at The Boston Company (1994 to 2004).

	Other Directorships Held: Trustee, Longwood Gardens (2005 to present); Trustee of the Christiana Care Health System (2012 to 2021); and Advisory Counsel, Federal Reserve Bank of Philadelphia’s Economic Advisory Council (2010 to 2013).

H. Thomas McMeekin*** Birth date: 6/53	Principal Occupations: Managing Partner and Founder, Griffin Investments, LLC (asset management) (2000 to present); CEO of Blue Key Services, LLC, (2015 to present).	$0

Trustee Began serving: April 2024	Previous Positions: Chief Investment Officer, AIG Life & Retirement and United Guaranty Corporation; and Senior Managing Director of AIG Asset Management (2009 to 2012).

	Other Directorships Held: Trustee, EQ Advisors Trust (III Funds), 1290 Funds (15 portfolios) (registered investment companies) (2014 to present)

**	The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.
***	H. Thomas McMeekin began serving as Independent Trustee of the Board effective April 1, 2024 accordingly, he did not receive any compensation from the Trust for the period ended April 30, 2024.

SUMMARY OF THE EXPERIENCE AND QUALIFICATIONS OF TRUSTEES

Described below for each Trustee are specific experiences, qualifications, attributes, or skills that support a conclusion that they should serve as a Trustee of the Trust as of the date of this SAI and in light of the Trust’s business and structure. The role of an effective Trustee inherently requires certain personal qualities, such as integrity, as well as the ability to comprehend, discuss and critically analyze materials and issues that are presented so that the Trustee may exercise judgment and reach conclusions in fulfilling their duties and fiduciary obligations. It is believed that the specific background of each Trustee evidences those abilities and is appropriate to their serving on the Trust’s Board of Trustees. Further information about each Trustee is set forth in the table above describing the business activities of each Trustee during the past five years and other directorships held.

INTERESTED TRUSTEE

Mr. Taylor has served as a Trustee of the Trust since October 2022 and President of the Trust since August 2022, while acting as Executive Vice President, Manufacturers and Trading Trust Company, as Head of Investment Implementation and Investment Advisor Services, and previously, as Director of Investment Planning and Portfolio Implementation, Regional Investment Advisory Lead & Regional Investment Implementation Officer, and Senior Investment Advisor. His current position within the M&T Bank organization entails significant responsibilities.

INDEPENDENT TRUSTEES

Mr. Chandler has served as an Independent Trustee of the Trust since July 2017. He has significant experience related to the business and financial services industries and currently serves as a Trustee to the RBB Fund Series Trust and as a Trustee to FS Energy Partners. Mr. Chandler is also Chief Financial Officer of Herspiegel Consulting LLC. He presently serves as Chairman of the Audit Committee of the Trust.

Mr. Foley has served as a Trustee of the Trust since December 2015. He has significant experience related to the business and financial services industries, having previously served as an Advisory Member of the Trust and Investment Committee of M&T Bank, Wilmington Trust, National Association, and Wilmington Trust Company. He currently serves on the Board of Directors of AXA Equitable and 1290 Mutual Funds. He previously served as a Director of M&T Bank Corporation and M&T Bank and was Chairman and Chief Executive officer of Wilmington Trust Corporation. Mr. Foley presently serves as Chairman of the Board of the Trust.

Ms. Sill has served as an Independent Trustee of the Trust since April 2020. She has significant experience related to the business and financial services industries, being the President, Chief Executive Officer and Chief Investment Officer of DuPont Capital Management, an asset management firm. She has also served as a trustee to other firms, as well as Advisory Counsel to the Federal Reserve Bank of Philadelphia’s Economic Advisory Council. Ms. Sill presently serves as Chairman of the Nominating and Governance Committee of the Trust.

Mr. McMeekin has served as an Independent Trustee of the Trust since April 2024. He has significant experience related to the business and financial services industries, has held senior management positions with insurance companies, has multiple years of service on the boards of public and private companies and organizations, and has multiple years of service as a Trustee of the 1290 Funds.

The Board believes that each Trustee’s experience, qualifications, attributes and skills should be evaluated on an individual basis and in consideration of the perspective such Trustee brings to the entire Board, with no single Trustee, or particular factor, being indicative of Board effectiveness. However, the Board believes that Trustees need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Fund management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties. The Board believes that its members satisfy this standard.

Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional training or practice; public service or academic positions; experience from service as a board member (including the Board) or as an executive of investment funds, public companies or significant private or non-profit entities or other organizations; and/or other life experiences.

To assist them in evaluating matters under federal and state law, the Independent Trustees may benefit from information provided by counsel to the Trust. The Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.

OFFICERS BACKGROUND AND COMPENSATION

Name Address Birth year Position With Trust	Principal Occupations for Past Five Years and Previous Positions	Total Compensation From Trust*
John C. McDonnell Birth Year: 1966 Chief Operations Officer Began serving: June 2017	Principal Occupations: Chief Operations Officer, Wilmington Funds; Senior Vice President, Wilmington Funds Management Corporation (2005 to present); Senior Vice President, Wilmington Trust Investment Advisors, Inc. (2012 to present).	—

Vice President Began serving: June 2012	Previous Positions: Vice President, Wilmington Trust Investment Management, LLC (2005 to 2012).

Kaushik Goswami Birth year: 1973	Principal Occupation: Chief Compliance Officer and Anti-Money Laundering Officer, Wilmington Funds (2021 to present); Senior Vice President, M&T Bank.

Chief Compliance Officer and AML Officer Began serving: October 2021	Previous Positions: Vice President and Compliance Advisor, M&T Bank (2019 to 2021); Wilmington Funds Product Manager, Wilmington Trust Investment Advisors, Inc. (2015 to 2019).

John J. Kelley Birth year: 1959	Principal Occupations: President of Wilmington Funds Management Corporation; Senior Vice President and Chief Administrative Officer, Wilmington Trust Investment Advisors, Inc.	—

Vice President Began serving: December 2016	Previous Positions: Vice President, BNY Mellon Investment Servicing (formerly, PNC Global Investment Servicing) (January 2005 to July 2005); Vice President of Administration, 1838 Investment Advisors, LP (1999 to 2005); Chief Compliance Officer, 1838 Investment Advisors, LP (2004 to 2005).

Robert L. Tuleya Birth year: 1974 Vice President and Assistant Secretary Began serving: September 2018

Principal Occupations: Senior Vice President and Assistant Secretary, Wilmington Funds Management Corporation (2018 to present); Senior Vice President and Assistant Secretary, Wilmington Trust Investment Advisors, Inc. (2018 to present); Senior Vice President and Assistant Secretary, Wilmington Trust Investment Management, LLC (2018 to present); Senior Vice President and Assistant General Counsel, M&T Bank (2018 to present).

Previous Positions: Vice President and Counsel, M&T Bank (2017 to 2018); Senior Counsel, PNC Bank (2014 to 2017).

Charles S. Todd Three Canal Plaza, Suite 100 Portland ME 04101 Birth year: 1971

Principal Occupations: Senior Managing Director, Regulatory Advisory Solutions, ACA Group, previously Foreside Financial Group (2008 to present).

Previous Positions: Vice President, Co-Director, Financial Reporting, J.P. Morgan (2000 to 2008).

Chief Executive Officer Began serving: June 2022

Lisa R. Grosswirth 240 Greenwich Street, 22nd Floor New York, NY 10286 Birth year: 1963	Principal Occupations: Vice President, BNY Mellon Asset Servicing (2004 to present). Previous Positions: Supervisory Paralegal, The Dreyfus Corporation (1998 to 2004).	—

Secretary Began serving: September 2007

Name Address Birth year Position With Trust	Principal Occupations for Past Five Years and Previous Positions	Total Compensation From Trust*

Arthur W. Jasion Three Canal Plaza, Suite 100 Portland, ME 04101 Birth year: 1965	Principal Occupations: Senior Principal Consultant and Fund Principal Financial Officer, ACA Group, previously Foreside Financial Group (2020 to present). Previous Positions: Partner, Ernst & Young LLP (2012 to 2020).	—

Chief Financial Officer and Treasurer Began serving: October 2020

*	Officers do not receive any compensation from the Trust.

COMMITTEES OF THE BOARD

The Board of Trustees has established various committees to facilitate the timely and efficient consideration of all matters of importance to the Independent Trustees, the Trust, and each Fund’s shareholders, and to facilitate compliance with legal and regulatory requirements. Currently, the Board has an Audit Committee, and Nominating and Governance Committee.

The Audit Committee is composed of Gregory P. Chandler, Chairman, Donald E. Foley, Valerie J. Sill and H. Thomas McMeekin, each who are not “interested persons” of the Trust as defined in Section 2(a)(19) of the 1940 Act (individually, an “Independent Trustee” and collectively, the “Independent Trustees”). The Audit Committee, pursuant to its Charter, oversees and monitors the Trust’s internal accounting and control structure, its auditing function and its financial reporting process. The Audit Committee is responsible for selecting and retaining the auditors for the Trust. The Audit Committee is also responsible for approving the audit plans, fees and other material arrangements in respect of the engagement of auditors, including non-audit services. The Chairman of the Audit Committee is responsible for pre-approving all non-audit related services, subject to ratification by the full Audit Committee. The Audit Committee reviews the qualifications of the auditor’s key personnel involved in the foregoing activities and monitors the auditor’s independence. The Audit Committee also discusses the Trust’s processes with respect to risk assessment and risk management. During the fiscal year ended April 30, 2024, the Audit Committee met four times.

The Trust has a Nominating and Governance Committee which functions pursuant to its Charter. The Board of the Trust appoints the members of the Nominating and Governance Committee, which is composed of Gregory P. Chandler, Donald E. Foley, H. Thomas McMeekin and Valerie J. Sill, Chairman, each an Independent Trustee. The Nominating and Governance Committee is responsible for the selection and nomination for election to the full Board appropriate candidates for service as Trustees of the Trust. In addition, the Nominating and Governance Committee provides a forum for the Independent Trustees to address important issues of corporate governance for the Trust, including Trustee compensation and the Board self-evaluation, and to make appropriate recommendations to the full Board regarding sound governance practices. During the fiscal year ended April 30, 2024, the Nominating and Governance Committee met four times.

The Pricing Committee is composed of any one Independent Trustee and representatives from the Advisor. The Pricing Committee may make fair valuation determinations as may be required from time to time. The Pricing Committee meets as is required. During the fiscal year ended April 30, 2024, the Pricing Committee met four times.

The Disclosure Controls and Procedures (“DC&P”) Committee is composed of the Trust’s Principal Executive Officer (“PEO”), Principal Financial Officer (“PFO”), and Chief Compliance Officer, as well as the Chief Investment Officer and Chief Operating Officer of the Advisor, and from time to time, Fund Counsel and other persons may be invited to attend meetings by the Trust’s PEO and PFO. The DC&P Committee oversees internal controls relating to preparation and filing of financial statements and meets prior to the final approvals by the PEO and PFO of the Fund on the annual report, semi-annual report and certain other filings. During the fiscal year ended April 30, 2024, the DC&P Committee met two times.

BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE TRUST

AS OF DECEMBER 31, 2023

Board Member Name	Dollar Range of Shares Owned in Funds	Aggregate Dollar Range of Shares Owned in Trust
Interested Board Members
Eric W. Taylor	None	None
Independent Board Members
Gregory P. Chandler		Over $100,000
Wilmington Enhanced Dividend Income Strategy Fund	Over $100,000
Wilmington Broad Market Bond Fund	$1-$10,000
Wilmington International Fund	$50,001-$100,000
Wilmington Large-Cap Strategy Fund	$10,001-$50,000
Wilmington Real Asset Fund	$1-$10,000
Wilmington Global Alpha Equities Fund	$50,001-$100,000
Wilmington Municipal Bond Fund	$1-$10,000
Donald E. Foley		Over $100,000
Wilmington Global Alpha Equities Fund	$10,001-$50,000
Wilmington International Fund	$10,001-$50,000
Wilmington Large-Cap Strategy Fund	$50,001-$100,000
Valerie J. Sill		Over $100,000
Wilmington Large-Cap Strategy Fund	Over $100,000
H. Thomas McMeekin*	None	None

*	H. Thomas McMeekin began serving as Independent Trustee of the Board effective April 1, 2024.

As of December 31, 2023, the Fund’s Board and Officers as a group owned 1% of the Wilmington Enhanced Dividend Income Strategy Fund’s outstanding shares and less than 1% of the outstanding shares of each of the other Funds.

BOARD LEADERSHIP STRUCTURE

The Board of Trustees is composed of four Independent Trustees and one interested trustee. Donald E. Foley, Independent Trustee, serves as the Chairman of the Board and presides at meetings of the Board. Mr. Foley regularly communicates with representatives of the Advisor and the Trust. Mr. Foley leads the deliberative meetings of the Independent Trustees that are held outside of the presence of management personnel. The Independent Trustees are advised at these meetings, as well as at other times, by separate, independent legal counsel. Mr. Foley may perform such other functions as may be requested by the Board from time to time. The Board believes that having a super- majority of Independent Trustees, coupled with an Independent Chairman, is appropriate and in the best interests of the Trust, given its specific characteristics.

The Trustees have the authority to take all actions necessary in connection with the business affairs of the Trust, including, among other things, approving the investment goals, policies, and procedures for the Funds. The Trust enters into agreements with various entities to manage the day-to-day operations of the Funds, including with the Advisor, the sub-advisors, the administrator, the transfer agent, the distributor, and the custodian. The Trustees are responsible for selecting these service providers, approving the terms of their contracts with the Funds, and exercising general oversight of these service providers on an ongoing basis.

BOARD OVERSIGHT OF TRUST RISK

The Board has not established a formal risk committee. However, much of the regular work of the Board and its standing Committees addresses aspects of risk oversight. At each regular Board meeting, the Advisor reports to the full Board on actual and potential risks to the Funds and the Trust as a whole. In addition, as part of its regular quarterly reports to the Board about various matters, the Advisor reports to the Board on the various elements of risk, including investment risk, credit risk, liquidity risk and operational risk, as well as overall business risks relating to the Fund. In addition, the Audit Committee considers risks related to financial reporting and controls.

The Board has appointed a Chief Compliance Officer (“CCO”) who reports directly to the Board’s Independent Trustees and provides presentations to the Board at its quarterly meetings and an annual report to the Board concerning compliance matters. The CCO oversees the development and implementation of compliance policies and procedures that are reasonably designed to prevent violations of the federal securities laws (“Compliance Policies”). The Board has approved the Compliance Policies, which seek to reduce risks relating to the possibility of non-compliance with the federal securities laws. The CCO also regularly discusses the relevant risk issues affecting the Trust during private meetings with the Independent Trustees, including concerning the Advisor, as applicable.

2. Wilmington U.S. Government Money Market Fund and Wilmington U.S. Treasury Money Market Fund (the “Money Market Funds”)

Effective May 1, 2024 the following amends and replaces certain information on 69-70 of the SAI dated August 31, 2023 and page 30 of the SAI dated December 29, 2023, under the section entitled “Who Manages and Provides Services to the Funds?”, and the sub-section entitled, “Investment Advisor” with respect to the Money Market Funds only:

INVESTMENT ADVISOR

WILMINGTON FUND MANAGEMENT CORPORATION (“WFMC”). WFMC serves as the investment advisor to each of the Funds. WMFC is located at 1100 North Market Street, Wilmington, Delaware 19890 and is a Delaware corporation organized on September 17, 1981. It is a wholly owned subsidiary of Wilmington Trust Corporation, which is a wholly owned subsidiary of M&T Bank Corporation.

Several affiliates of WFMC are also engaged in the investment advisory business. Wilmington Trust Investment Management, LLC, a wholly owned subsidiary of Wilmington Trust Corporation, is a registered investment advisor.

Pursuant to an investment advisory agreement between the Trust and WFMC, WFMC manages the assets of the Funds (“Investment Advisory Contract”). The Investment Advisory Contract has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board of Trustees including a majority of the Independent Trustees casting votes in person at a meeting called for such purpose, or by vote of a majority of the outstanding voting securities of the Fund. The Investment Advisory Contract may be terminated by the Trust or the investment advisor on 60 days written notice without penalty. The Investment Advisory Contract will also terminate automatically in the event of its assignment as defined in the 1940 Act. Pursuant to the Investment Advisory Contract, WFMC is entitled to receive the following annual investment advisory fees, paid monthly as a percentage of average daily net assets:

	Annual Fee (as a % of average daily net assets (“Assets”))
Fund	WFMC	WTIA*
U.S. Government Money Market Fund	0.15%	None
U.S. Treasury Money Market Fund	0.15%	None

*	Percentage shown represents the portion of WFMC’s fees allocated to WTIA.

WFMC has contractually agreed to waive a portion of its advisory fees and reimburse expenses to the extent that the expenses of a Fund (excluding dividends or interest on short positions, acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest), expressed as an annual percentage of average daily net assets, do not exceed the expense limitations set forth below:

	EXPENSE LIMITATION

Fund	Preferred Institutional Class	Institutional Class	Select Class	Administrative Class	Service Class	TERMINATION DATE
U.S. Government Money Market Fund	0.16%	0.25%	0.32%	0.60%	0.66%	May 31, 2025
U.S. Treasury Money Market Fund	0.16%	0.25%	0.32%	0.60%	0.66%	May 31, 2025

Please keep this Supplement for future reference.